Note 5 - Vessels, Net - Summary of Vessels (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net book value	$ 176,111,486
Vessel depreciation	(18,522,217)	$ (7,203,198)	$ (6,605,976)
- Depreciation for the year	(18,522,217)	(7,203,198)	(6,605,976)
Net book value	216,570,426	176,111,486
Vessels [Member]
Costs	201,187,677	116,331,440
Accumulated depreciation	(25,076,191)	(17,872,993)
Net book value	176,111,486	98,458,447
Vessel depreciation	(18,522,217)	(7,203,198)
- Depreciation for the year	(18,522,217)	(7,203,198)
- Vessel acquisitions and improvements	67,480,026	84,856,237
Net book value	216,570,426	176,111,486	98,458,447
- Vessel held for sale	(11,494,650)
- Vessel held for sale	2,995,781
- Vessel held for sale	(8,498,869)
Costs	257,173,053	201,187,677	116,331,440
Accumulated depreciation	$ (40,602,627)	$ (25,076,191)	$ (17,872,993)